Cover	Dec. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2022
Entity File Number	000-53554
Entity Registrant Name	AQUA POWER SYSTEMS INC.
Entity Central Index Key	0001553264
Entity Tax Identification Number	27-4213903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2180 Park Ave North
Entity Address, Address Line Two	Unit 200
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	(407)
Local Phone Number	674-9444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false